Income Taxes	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income Taxes [Text Block]
12.	Income Taxes
a)	Income tax recognized in profit or loss:
	2019	2018	2017

Canadian current tax expense	$—	$—	$—
Foreign current tax expense	—	—	—
Deferred tax expense	—	—	—
Total	—	—	—

b)	Reconciliation of accounting and taxable income, for the years ended December 31 are as follows:
	2019 (restated)	2018 (restated)	2017

Net income (loss) for the year before taxes	$(3,004,159)	$(2,783,866)	$(6,014,330)
Combined federal and provincial income tax rate	27.00%	27.00%	26.00%
Expected income tax expense (recovery)	(811,000)	(751,000)	(1,564,000)
Increase (decrease) resulting from
Non-deductible and others items	(48,000)	30,000	(313,000)
Change in unrecognized deferred tax assets	859,000	721,000	1,877,000
Income tax expense	$—	$—	$—

c)	The components of the deferred tax asset (liability) balances for the years ended December 31, are as follows:
	2019	2018

Deferred tax assets
Non-capital losses	$7,970,000	$7,048,000
Equipment and other	224,000	224,000
Temporary differences relating to intellectual property costs	—	—
Foreign tax credit	412,000	412,000
Un-deducted SR&ED expenditure pool	412,000	412,000
Investment tax credit	196,000	196,000
Share issuance costs	149,000	226,000
Unrecognized deferred tax assets	(9,363,000)	(8,518,000)
	$—	$—

Deferred tax assets in respect of losses and other temporary differences are recognized when it is more likely than not, that they will be recovered against profits in future periods.  No deferred tax asset has been recognized as this criteria has not been met.

At December 31, 2019, the Company has Canadian non capital losses totalling approximately $29,517,000 that expire beginning in 2027:

Year of Expiry	Amount
2026	6,000
2027	16,000
2028	533,000
2029	863,000
2031	1,664,000
2032	2,290,000
2033	39,000
2034	3,908,000
2035	4,356,000
2036	3,583,000
2037	6,062,000
2038	2,790,000
2039	3,407,000
$29,517,000